Fair value of financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets at fair value	$ 19,393	$ 33,819
Financial assets at fair value through profit or loss | Warrants on equity securities publicly traded mining exploration and development companies, precious metals
Disclosure of financial assets [line items]
Financial assets at fair value	4	18
Financial assets at fair value through other comprehensive loss | Equity securities publicly traded mining exploration and development companies, precious metals
Disclosure of financial assets [line items]
Financial assets at fair value	5,739	9,537
Financial assets at fair value through other comprehensive loss | Equity securities publicly traded mining exploration and development companies, other minerals
Disclosure of financial assets [line items]
Financial assets at fair value	13,650	24,264
Level 1
Disclosure of financial assets [line items]
Financial assets at fair value	19,389	33,801
Level 1 | Financial assets at fair value through other comprehensive loss | Equity securities publicly traded mining exploration and development companies, precious metals
Disclosure of financial assets [line items]
Financial assets at fair value	5,739	9,537
Level 1 | Financial assets at fair value through other comprehensive loss | Equity securities publicly traded mining exploration and development companies, other minerals
Disclosure of financial assets [line items]
Financial assets at fair value	13,650	24,264
Level 3
Disclosure of financial assets [line items]
Financial assets at fair value	4	18
Level 3 | Financial assets at fair value through profit or loss | Warrants on equity securities publicly traded mining exploration and development companies, precious metals
Disclosure of financial assets [line items]
Financial assets at fair value	$ 4	$ 18